Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2020
Net Trading And Other Income [abstract]
Summary of Net Trading and Other Income

			Group
	2020	2019	2018
	£m	£m	£m
Net losses on financial instruments designated at fair value through profit or loss	(75)	(134)	(86)
Net gains on financial instruments mandatorily at fair value through profit or loss	46	70	36
Hedge ineffectiveness	20	8	34
Net profit on sale of financial assets at fair value through other comprehensive income	17	15	19
Income from operating lease assets	126	124	86
Other	13	112	93
	147	195	182